As filed with the Securities and Exchange Commission on Novembr 16, 2020

Registration No. 333-168040

811-22436

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

Pre-Effective Amendment No. ___ ( )

Post-Effective Amendment No. 40 (x)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)

Amendment No. 43 (x)

(Check appropriate box or boxes.)

ENTREPRENEURSHARES SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

175 Federal Street, Suite 875
Boston, Massachusetts	02210
(Address of Principal Executive Offices)	(Zip Code)

(800) 287-9469
(Registrant's Telephone Number, including Area Code)

Dr. Joel M. Shulman	Copy to:
Capital Impact Advisors, LLC	JoAnn M. Strasser, Esq.
Seaport Global Advisors, LLC	Thompson Hine LLP
175 Federal Street, Suite 875	41 South High Street, Suite 1700
Boston, Massachusetts 02210	Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on ____________ pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a) (1)

☐ 75 days after filing pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 40 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 39 to the Trust’s Registration Statement filed with the U.S. Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on October 28, 2020 (SEC Accession No. 0001580642-20-003900.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and Commonwealth of Massachusetts on the 16th day of November, 2020.

ENTREPRENEURSHARES SERIES TRUST

(Registrant)

By:	/s/Joel M. Shulman
Joel M. Shulman, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/Joel M. Shulman	President (Principal
Joel M. Shulman	Executive Officer) and	November 16, 2020
Trustee

/s/Alissa Shulman	Vice President and Treasurer
Alissa Shulman	(Principal Financial and	November 16, 2020
Accounting Officer)

/s/George R. Berbeco
George R. Berbeco	Trustee	November 16, 2020

/s/Charles Aggouras
Charles Aggouras	Trustee	November 16, 2020

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase